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March 6, 2007

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381; 811-07589

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses and Statement of Additional Information being used in connection with the offering of shares for The Hartford Mutual Funds, Inc. (the "Registrant") under Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

     1. that the form of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent amendment to the Registrant's registration statement on Form N-1A (the "Registration Statement") filed on February 28, 2007; and

     2. that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission on February 28, 2007 as part of Post-Effective Amendment No. 57 to the Registration Statement.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 212.641.5961.


                                             Very truly yours,


                                             /s/ Kevin M. Bopp
                                             ----------------------
                                             Kevin M. Bopp

cc:  John V. O'Hanlon, Esq.


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